Short-Term Debt, Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Correspondent Banks [Member]
Short-term Debt [Line Items]
Line of credit facility, Maximum borrowing capacity	35,500,000
Long term debt amount outstanding	0
Federal Home Loan Bank Borrowings [Member]
Short-term Debt [Line Items]
Line of credit facility, Maximum borrowing capacity	12,068,000
Long term debt amount outstanding	6,250,000	$ 7,750,000
Maximum [Member]
Short-term Debt [Line Items]
Securities maturity period from transaction date	4 days
Minimum [Member]
Short-term Debt [Line Items]
Securities maturity period from transaction date	1 day